Derivatives (Tables)	12 Months Ended
Dec. 31, 2022
Derivatives
Schedule of actual movements in the fair value of the hedged items attributable to the hedged risk

	2022			2021
	Notional	Assets	Liabilities	Notional	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Exchange rate contracts	3,168	45,829	45,237	3,167	38,517	39,286
Interest rate contracts	10,742	53,480	48,535	8,919	67,458	61,206
Credit derivatives	15	236	275	14	154	343
Equity and commodity contracts	—	—	—	—	10	—
		99,545	94,047		106,139	100,835

Schedule of derivatives held for hedging purposes

	2022				2021
				Changes in fair				Changes in fair
				value used for				value used for
	Notional	Assets	Liabilities	hedge ineffectiveness (1)	Notional	Assets	Liabilities	hedge ineffectiveness (1)
	£bn	£m	£m	£m	£bn	£m	£m	£m
Fair value hedging
Interest rate contracts	58.7	1,554	3,009	482	65.6	1,176	2,057	897

Cash flow hedging
Interest rate contracts	167.6	2,681	6,207	(3,342)	133.1	952	1,149	(931)
Exchange rate contracts	6.3	142	112	(3)	7.3	30	109	27

Net investment hedging
Exchange rate contracts	0.5	1	9	4	0.5	11	1	7
	233.1	4,378	9,337	(2,859)	206.5	2,169	3,316	—
IFRS netting/Clearing house settlements		(4,235)	(9,205)			(2,125)	(3,196)
		143	132			44	120

(1)	The change in fair value used for hedge ineffectiveness includes instruments that were derecognised in the year.

Schedule of period in which the hedging contracts ends

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years	20+ years	Total
2022	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Fair value hedging
Hedging assets - interest rate risk	0.5	1.9	4.7	4.9	4.2	2.5	1.1	19.8
Hedging liabilities - interest rate risk	1.0	2.9	14.6	10.3	9.6	0.5	—	38.9
Cash flow hedging
Hedging assets
Interest rate risk	6.6	9.4	46.5	21.9	10.1	—	—	94.5
Average fixed interest rate (%)	1.36	1.98	1.71	2.04	1.02	3.12	—	1.72
Hedging liabilities
Interest rate risk	17.3	26.8	15.7	5.1	7.5	0.7	—	73.1
Average fixed interest rate (%)	1.27	0.95	2.75	1.03	2.68	4.55	—	1.63
Hedging assets
Exchange rate risk	0.1	—	—	—	—	—	—	0.1
Hedging liabilities
Exchange rate risk	—	1.1	2.8	2.1	0.2	—	—	6.2
Net investment hedging
Exchange rate risk	0.5	—	—	—	—	—	—	0.5
2021
Fair value hedging
Hedging assets - interest rate risk	0.9	2.5	5.5	5.7	6.2	4.9	4.5	30.2
Hedging liabilities - interest rate risk	1.1	4.2	11.8	9.3	8.4	0.6	0.0	35.4
Cash flow hedging
Hedging assets
Interest rate risk	5.4	8.1	14.3	24.5	11.4	—	—	63.7
Average fixed interest rate (%)	1.40	1.19	1.35	0.65	0.82	—	—	0.97
Hedging liabilities
Interest rate risk	8.8	21.1	33.0	3.3	2.5	0.7	—	69.4
Average fixed interest rate (%)	0.50	0.24	0.41	0.47	1.01	4.55	—	0.44
Hedging assets
Exchange rate risk	—	—	—	—	—	—	—	—
Hedging liabilities
Exchange rate risk	0.1	2.4	3.5	1.3	—	—	—	7.3
Net investment hedging
Exchange rate risk	0.5	—	—	—	—	—	—	0.5

Schedule of assets and liabilities subject to hedging derivatives

				Impact on
			Changes in fair	hedged items
	Carrying value	Impact on	value used as	ceased to be
	of hedged	hedged items	a basis to	adjusted for
	assets and	included in	determine	hedging
	liabilities	carrying value	ineffectiveness (1)	gains or losses
2022	£m	£m	£m	£m
Fair value hedging - interest rate
Loans to banks and customers - amortised cost	5,764	(526)	(1,236)	63
Other financial assets - securities	12,897	(922)	(2,525)	(2)
Total	18,661	(1,448)	(3,761)	61

Bank and customer deposits	565	(3)	3	—
Other financial liabilities - debt securities in issue	35,856	(2,222)	2,790	—
Subordinated liabilities	5,504	(547)	526	—
Total	41,925	(2,772)	3,319	—

Cash flow hedging - interest rate
Loans to banks and customer - amortised cost (2)	93,212		5,263
Other financial assets - securities	1,176		73
Total	94,388		5,336

Bank and customer deposits	72,610	—	(2,008)	—
Other financial liabilities - debt securities in issue	571	—	(46)	—
Total	73,181	—	(2,054)	—

Cash flow hedging - exchange rate
Loans to banks and customer - amortised cost (2)	—		—
Other financial assets - securities	—		—
Total	—		—

Other financial liabilities - debt securities in issue	4,141		(2)
Subordinated liabilities	—		—
Other	204		5
Total	4,345		3

2021
Fair value hedging - interest rate
Loans to banks and customers - amortised cost	6,603	701	(478)	69
Other financial assets - securities	30,882	518	(1,576)	—
Total	37,485	1,219	(2,054)	69

Other financial liabilities - debt securities in issue	34,371	454	953	—
Subordinated liabilities	6,235	(9)	255	—
Total	40,606	445	1,208	—

Cash flow hedging - interest rate
Loans to banks and customers - amortised cost	63,025		1,984
Other financial assets - securities	714		26
Total	63,739		2,010

Bank and customer deposits	68,383		(1,084)
Other financial liabilities - debt securities in issue	1,006		(21)
Total	69,389		(1,105)

Cash flow hedging - exchange rate
Loans to banks and customer - amortised cost	21		—
Other financial assets - securities	2		—
Total	23		—

Cash flow hedging - exchange rate
Other financial liabilities - debt securities in issue	6,337		(5)
Subordinated liabilities	742		(12)
Other	200		(10)
Total	7,279		(27)

(1)The change in fair value used for hedge ineffectiveness includes instruments that were derecognised in the year.
(2)Includes cash and balances at central banks.

Schedule of analysis of cash flow reserve and foreign exchange reserve

	2022	2021
INR/GBP	100.54	106.58
USD/GBP	1.29	1.38
CHF/GBP	1.15	1.25
JPY/GBP	132.89	132.93
JPY/USD	128.29	n/a
NOK/USD	9.21	n/a
CNH/GBP	n/a	8.74

For net investment hedging of exchange rate risk, the average foreign exchange rates applicable were as below for the main currencies hedged.

	2022	2021
SEK/GBP	13.23	11.74
DKK/GBP	n/a	8.85
NOK/GBP	12.34	12.12
AED/USD	4.42	3.67
USD/GBP	1.20	1.32

	2022		2021
		Foreign		Foreign
	Cash flow	exchange	Cash flow	exchange
	hedge reserve	hedge reserve	hedge reserve	hedge reserve
	£m	£m	£m	£m
Continuing
Interest rate risk	(3,576)	—	(295)	—
Foreign exchange risk	16	(85)	23	53
De-designated
Interest rate risk	(297)	—	(297)	—
Foreign exchange risk	20	(880)	10	(759)
Total	(3,837)	(965)	(559)	(706)

	2022		2021
		Foreign		Foreign
	Cash flow	exchange hedge	Cash flow	exchange hedge
	hedge reserve	reserve	hedge reserve	reserve
	£m	£m	£m	£m
Amount recognised in equity
Interest rate risk	(2,997)	(64)	(700)	—
Foreign exchange risk	24	(202)	13	88
Total	(2,973)	(266)	(687)	88

Amount transferred from equity to earnings
Interest rate risk to net interest income	(252)	—	(181)	—
Interest rate risk to non-interest income (1)	(21)	—	20	—
Interest rate risk to operating expenses	(14)	—	—	—
Foreign exchange risk to net interest income	(29)	—	(4)	2
Foreign exchange risk to non-interest income	15	7	1	(2)
Foreign exchange risk to operating expenses	(3)	—	3	—
Total	(304)	7	(161)	—

(1)	There was £21 million (2021 - £20 million) reclassified with the cash flow reserve to earnings due to forecasted cash flows that are no longer expected to occur.

Schedule of hedge ineffectiveness recognized in other operating income

	2022	2021	2020
	£m	£m	£m
Fair value hedging
(Loss)/gain on hedged items attributable to the hedged risk	(442)	(846)	877
Gain/(loss) on the hedging instruments	482	897	(875)
Fair value hedging ineffectiveness	40	51	2
Cash flow hedging
Interest rate risk	(60)	(26)	22
Cash flow hedging ineffectiveness	(60)	(26)	22
Total	(20)	25	24